Intangible Assets, Net and Goodwill	12 Months Ended
Dec. 31, 2023
Intangible Assets, Net and Goodwill
Intangible Assets, Net and Goodwill
13.	Intangible Assets, Net and Goodwill

As of December 31, 2023 and 2022, intangible assets and goodwill are summarized as follows:

	2023						2022
			Accumulated						Accumulated
	Cost		Amortization		Carrying Amount		Cost		Amortization		Carrying Amount
Intangible assets and goodwill with indefinite useful lives:
Trademarks	Ps.	32,828	Ps.	—	Ps.	32,828	Ps.	32,828	Ps.	—	Ps.	32,828
Concessions		15,166,067		—		15,166,067		15,166,067		—		15,166,067
Goodwill		13,904,998		—		13,904,998		13,904,998		—		13,904,998
		29,103,893		—		29,103,893		29,103,893		—		29,103,893
Intangible assets with finite useful lives:
Trademarks		2,236,012		(2,187,698)		48,314		2,227,096		(2,115,570)		111,526
Licenses and software		16,990,167		(12,594,645)		4,395,522		15,111,644		(10,952,399)		4,159,245
Subscriber lists		8,779,649		(8,177,490)		602,159		8,791,701		(7,874,480)		917,221
Payments for concessions		5,824,365		(575,335)		5,249,030		5,824,365		(287,668)		5,536,697
Other intangible assets		3,680,220		(2,689,296)		990,924		6,252,593		(4,957,588)		1,295,005
		37,510,413		(26,224,464)		11,285,949		38,207,399		(26,187,705)		12,019,694
	Ps.	66,614,306	Ps.	(26,224,464)	Ps.	40,389,842	Ps.	67,311,292	Ps.	(26,187,705)	Ps.	41,123,587

Changes in intangible assets and goodwill with indefinite useful lives in 2023 and 2022, were as follows:

	2023
	Trademarks		Concessions		Goodwill		Total
Cost:
Balance at beginning of period	Ps.	32,828	Ps.	15,166,067	Ps.	13,904,998	Ps.	29,103,893
Retirements		—		—		—		—
Effect of translation		—		—		—		—
Balance at end of period	Ps.	32,828	Ps.	15,166,067	Ps.	13,904,998	Ps.	29,103,893

	2022
	Trademarks		Concessions		Goodwill		Total
Cost:
Balance at beginning of period	Ps.	35,242	Ps.	15,166,067	Ps.	14,036,657	Ps.	29,237,966
Retirements		(2,429)		—		(131,659)		(134,088)
Effect of translation		15		—		—		15
Balance at end of period	Ps.	32,828	Ps.	15,166,067	Ps.	13,904,998	Ps.	29,103,893

Changes in intangible assets with finite useful lives in 2023 and 2022, were as follows:

	2023
					Licenses						Other
					and		Subscriber		Payments for		Intangible
	Trademarks		Concessions		Software		Lists		Concessions		Assets		Total
Cost:
Balance at beginning of period	Ps.	2,227,096	Ps.	—	Ps.	15,111,644	Ps.	8,791,701	Ps.	5,824,365	Ps.	6,252,593	Ps.	38,207,399
Additions		8,916		—		1,481,655		—		—		379,136		1,869,707
Transfers from property, plant and equipment		—		—		602,197		—		—		—		602,197
Retirements and impairment adjustments		—		—		(165,029)		—		—		(2,943,956)		(3,108,985)
Effect of translation		—		—		(40,300)		(12,052)		—		(7,553)		(59,905)
Balance at end of period		2,236,012		—		16,990,167		8,779,649		5,824,365		3,680,220		37,510,413
Accumulated amortization:
Balance at beginning of period		(2,115,570)		—		(10,952,399)		(7,874,480)		(287,668)		(4,957,588)		(26,187,705)
Amortization of the year		(72,128)		—		(1,820,411)		(315,062)		(287,667)		(52,302)		(2,547,570)
Other amortization of the year (1)		—		—		—		—		—		(422,065)		(422,065)
Retirements and impairment adjustments		—		—		139,190		—		—		2,740,671		2,879,861
Effect of translation		—		—		38,975		12,052		—		1,988		53,015
Balance at end of period		(2,187,698)		—		(12,594,645)		(8,177,490)		(575,335)		(2,689,296)		(26,224,464)
	Ps.	48,314	Ps.	—	Ps.	4,395,522	Ps.	602,159	Ps.	5,249,030	Ps.	990,924	Ps.	11,285,949

	2022
					Licenses						Other
					and		Subscriber		Payments for		Intangible
	Trademarks		Concessions		Software		Lists		Concessions		Assets		Total
Cost:
Balance at beginning of period	Ps.	2,227,096	Ps.	553,505	Ps.	14,831,874	Ps.	8,806,951	Ps.	5,825,559	Ps.	5,446,636	Ps.	37,691,621
Additions		—		—		965,046		—		—		842,137		1,807,183
Transfers from property, plant and equipment		—		—		502,017		—		—		—		502,017
Retirements and impairment adjustments		—		(553,505)		(1,206,643)		(10,386)		(1,194)		(118)		(1,771,846)
Transfers and reclassifications		—		—		35,921		—		—		(35,921)		—
Effect of translation		—		—		(16,571)		(4,864)		—		(141)		(21,576)
Balance at end of period		2,227,096		—		15,111,644		8,791,701		5,824,365		6,252,593		38,207,399
Accumulated amortization:
Balance at beginning of period		(2,043,442)		(553,505)		(9,672,946)		(7,574,668)		—		(4,829,145)		(24,673,706)
Amortization of the year		(72,128)		—		(1,640,543)		(315,062)		(287,668)		(103,469)		(2,418,870)
Other amortization of the year (1)		—		—		—		—		—		(353,232)		(353,232)
Retirements and impairment adjustments		—		553,505		610,038		10,386		—		63,074		1,237,003
Transfers and reclassifications		—		—		(264,968)		—		—		264,968		—
Effect of translation		—		—		16,020		4,864		—		216		21,100
Balance at end of period		(2,115,570)		—		(10,952,399)		(7,874,480)		(287,668)		(4,957,588)		(26,187,705)
	Ps.	111,526	Ps.	—	Ps.	4,159,245	Ps.	917,221	Ps.	5,536,697	Ps.	1,295,005	Ps.	12,019,694

(1)	Other amortization of the year relates primarily to amortization of soccer player rights, which is included in consolidated cost of revenues.

Amortization charges are presented in Note 21. Amortization charged to income for the years ended December 31, 2023 and 2022, was Ps.2,547,570 and Ps.2,418,870, respectively, which included Ps.31,423, corresponding to the amortization of discontinued operations, for the year ended December 31, 2022. Additional amortization charged to income for the years ended December 31, 2023 and 2022, was Ps.422,065 and Ps.353,232, respectively, primarily in connection with amortization of soccer player rights.

The changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions for the year ended December 31, 2023 and 2022, were as follows:

							Foreign
	Balance as of						Currency						Balance as of
	January 1,						Translation		Impairment				December 31,
	2023		Acquisitions		Retirements		Adjustments		Adjustments		Transfers		2023
Goodwill:
Cable	Ps.	13,794,684	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	13,794,684
Others (1)		110,314		—		—		—		—		—		110,314
	Ps.	13,904,998	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	13,904,998

Indefinite-lived trademarks:
Cable	Ps.	32,828	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	32,828
	Ps.	32,828	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	32,828

Indefinite-lived concessions:
Cable	Ps.	15,070,025	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	15,070,025
Sky		96,042		—		—		—		—		—		96,042
	Ps.	15,166,067	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	15,166,067

(1)Through January 31, 2022, this goodwill was part of the Group’s former Content business.

							Foreign
	Balance as of						Currency						Balance as of
	January 1,						Translation		Impairment				December 31,
	2022		Acquisitions		Retirements		Adjustments		Adjustments		Transfers		2022
Goodwill:
Cable	Ps.	13,794,684	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	13,794,684
Others (1)		241,973		—		(131,659)		—		—		—		110,314
	Ps.	14,036,657	Ps.	—	Ps.	(131,659)	Ps.	—	Ps.	—	Ps.	—	Ps.	13,904,998

Indefinite-lived trademarks (see Note 3):
Cable	Ps.	32,813	Ps.	—	Ps.	—	Ps.	15	Ps.	—	Ps.	—	Ps.	32,828
Other Businesses		2,429		—		(2,429)		—		—		—		—
	Ps.	35,242	Ps.	—	Ps.	(2,429)	Ps.	15	Ps.	—	Ps.	—	Ps.	32,828

Indefinite-lived concessions (see Note 3):
Cable	Ps.	15,070,025	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	15,070,025
Sky		96,042		—		—		—		—		—		96,042
	Ps.	15,166,067	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	15,166,067

(1)Through January 31, 2022, this goodwill was part of the Group’s former Content business.

The key assumptions used for either fair value or value in use calculations of goodwill and intangible assets in 2023, were as follows (see Note 15):

	Cable
	Minimum	Maximum
Value in use calculations:
Long-term growth rate	3.70%	3.70%
Discount rate	11.40%	12.20%
Pre-tax discount rate	13.30%	16.00%
Fair value calculations:
Multiple of sales	2.0	2.8
Multiple of EBITDA (as defined)	6.1	7.4

The key assumptions used for either fair value or value in use calculations of goodwill and intangible assets in 2022, were as follows (see Note 15):

	Cable
	Minimum	Maximum
Value in use calculations:
Long-term growth rate	4.90%	4.90%
Discount rate	11.50%	12.30%
Pre-tax discount rate	13.20%	15.30%
Fair value calculations:
Multiple of sales	2.0	2.9
Multiple of EBITDA (as defined)	5.5	7.1

Management has identified that a reasonably possible change in the key assumptions identified above could cause the carrying amount to exceed in 2023 the recoverable amount of one of the five CGUs with indefinite-life intangible assets tested for impairment. The change required for the carrying amount to equal the recoverable amount is a 4.8% decrease in the multiple of EBITDA (equivalent to a 480 basis point change) or a 2.4% decrease in the multiple of sales (equivalent to a 240 basis point change).

Management has identified that a reasonable possible change in the key assumptions identified above could cause the carrying amount to exceed in 2022 the recoverable amount of one of the five CGUs with indefinite-life intangible assets tested for impairment. The change required for the carrying amount to equal the recoverable amount is a 1.2% increase in the discount rate (equivalent to a 120 basis point change) or a 1.6% decrease in the long-term growth rate (equivalent to a 160 basis point change).

As described in Note 2 (l), in 2020, the Company’s management estimated the remaining useful life of four years for acquired trademarks in specific locations of Mexico, in connection with the migration to an internally developed trademark in the Group’s Cable segment.

In the fourth quarter of 2017, the Company’s management reviewed the useful life of certain Group’s television concessions accounted for as intangible assets in conjunction with the payment made in 2018 for renewal of concessions expiring in 2021, which amount was determined by the IFT before the renewal date (see Note 2 (b)). Based on such review, the Group classified these concessions as intangible assets with a finite useful life and began to amortize the related net carrying amount of Ps.553,505 in a period ended December 31, 2021. Amortization of these concessions with a finite useful life amounted to Ps.110,701 for each of the years ended December 31, 2021.